TAXES ON INCOME (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Effective tax rate	26.50%	25.00%	25.00%
Net operating loss carry forward	$ 61,800,000
Capital loss carryforwards	3,400,000
Deferred tax assets resulting from net operating loss and capital loss carryforwards	16,700,000
Deferred tax assets:
Net operating loss carry forward	16,389,000	16,926,000
Allowance and reserve	346,000	351,000
Total deferred tax assets before valuation allowance	16,735,000	17,277,000
Valuation allowance	(16,735,000)	(17,277,000)
Net deferred tax assets